Condensed Consolidated Interim Statements of Comprehensive Income (Loss) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Expenses
Share-based payments	$ 3,614	$ 44	$ 9,971	$ 1,135
Demonstration plant operations	1,975	4,428	7,177	10,403
Office and administration	1,164	820	3,322	2,459
Consulting fees	879	931	2,935	2,501
Professional fees	893	239	1,972	1,625
Management fees	661	555	1,987	1,579
Salaries and benefits	516	152	1,670	152
Patent	274	189	699	657
Travel	238	174	655	334
Amortisation of property, plant and equipment	232	1	666	207
Amortisation of office leases	136	64	404	156
Filing and transfer agent	60	168	308	366
Advertising and investor relations	48	132	220	286
Amortisation of intangible assets	21	20	64	89
Foreign exchange (gain)/loss	(167)	38	(727)	(5,192)
Project investigation		161		1,300
Loss from operations	(10,544)	(8,116)	(31,323)	(18,057)
Interest and other income	205	1,027	1,098	2,539
Interest and accretion expense	(19)	(12)	(64)	(21)
Net loss for the period	(10,358)	(7,101)	(30,289)	(15,539)
Item that may be reclassified subsequently to income or loss:
Currency translation differences of foreign operations	3,157	23	2,330	2,489
Total comprehensive income (loss)	$ (7,201)	$ (7,078)	$ (27,959)	$ (13,050)
Weighted average number of common shares outstanding - basic	178,223,074	168,790,419	174,731,258	166,694,224
Weighted average number of common shares outstanding - diluted	178,223,074	168,790,419	174,731,258	166,694,224
Basic loss per share (in CAD per share)	$ (0.06)	$ (0.04)	$ (0.17)	$ (0.09)
Diluted loss per share (in CAD per share)	$ (0.06)	$ (0.04)	$ (0.17)	$ (0.09)